UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22802

FS CREDIT OPPORTUNITIES CORP.

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman

FS Credit Opportunities Corp.

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1185

Date of fiscal year end: December 31

Date of reporting period: July 1, 2021 – June 30, 2022

Item 1. Proxy Voting Record.

The following details FS Credit Opportunities Corp.’s proxy voting record for the period from July 1, 2021 through June 30, 2022:

Issuer:	Soaring Eagle Acquisition Corp.
CUSIP / ISIN:	G8354H126 / KYG8354H1267
Meeting Date:	September 14, 2021
Item No.	Proposal	Proposed By	Vote	For / Against Management
1	To approve the Business Combination Proposal (SPAC Transaction)	Management	Against	Against
2	To approve change Jurisdiction of Incorporation from Cayman Islands to the State of Delaware	Management	Against	Against
3	To approve Proposed Charter and Proposed Bylaws	Management	Against	Against
4A	To approve changes in Authorized Share Capital	Management	Against	Against
4B	To approve and amend Votes Per Share of Class B Common Stock	Management	Against	Against
4C	To amend Vote Requirement to Change Number of Directors	Management	Against	Against
4D	To adopt Majority Vote Requirement Regarding Changes in Authorized Numbers of Shares of Stock	Management	Against	Against
4E	To approve Other Changes in Connection with Adoption of Proposed Charter	Management	Against	Against
4F	To approve to change Company Name to Ginkgo Bioworks Holdings, Inc.	Management	Against	Against
5	Election of Directors (Jason Kelly, Reshma Shetty, Arie Belldegrun, Marijn Dekkers, Christian Henry, Reshma Kewalaramani, Shyam Sankar, and Harry Sloan)	Management	Against	Against
6	To approve Issuance of Shares for a Private Placement	Management	Against	Against
7	To approve Incentive Plan Proposal	Management	Against	Against
8	To approve Employee Stock Purchase Plan	Management	Against	Against
9	Consider and vote upon a proposal to adjourn the special meeting to another date	Management	Against	Against

Issuer:	Pioneer Energy Services Corp.
CUSIP / ISIN:	723664207
Meeting Date:	September 28, 2021
Item No.	Proposal	Proposed By	Vote	For / Against Management
1	To approve and adopt the Merger Agreement	Management	For	For
2	To approve, on an advisory basis, named executive officer compensation	Management	For	For

Issuer:	Alkuri Global Acquisition Corp.
CUSIP / ISIN:	66981N103
Meeting Date:	October 20, 2021
Item No.	Proposal	Proposed By	Vote	For / Against Management
1	To approve the Business Combination Proposal (SPAC Transaction)	Management	Against	Against
2	To approve The Equity Plan Proposal	Management	Against	Against
3	Consider and Vote upon a proposal to adjourn the special meeting to another date	Management	Against	Against

Issuer:	dMY Technology Group, Inc. IV
CUSIP / ISIN:	dMY Technology Group, Inc. IV
Meeting Date:	December 3, 2021
Item No.	Proposal	Proposed By	Vote	For / Against Management
1	To approve the Business Combination Proposal (SPAC Transaction)	Management	For	For
2A	To approve and amend Certificate of Incorporation	Management	Against	Against
2B	To approve the increase of Authorized Class A and Class B Common Stock	Management	Against	Against
3A	To approve Change in Authorized Shares	Management	Against	Against
3B	To approve change in Voting Rights	Management	Against	Against
3C	To approve and provide Right to Act by Written Consent	Management	Against	Against
3D	To adopt Supermajority Vote Requirement to Amend the Certificate of Incorporation	Management	Against	Against
3E	To opt out of Section 203 of the General Corporation Law of the State of Delaware	Management	Against	Against
3F	To amend Certificate of Incorporate to waive Corporate Opportunity Doctrine	Management	Against	Against
3G	To amend Certificate of Incorporation to become a Public Benefit Corporation	Management	For	For
3H	To approve Classification of the Board of Directors	Management	Against	Against
4	To approve the Stock Issuance Proposal	Management	For	For
5	To approve the Incentive Plan Proposal	Management	Against	Against
6	To approve the Employee Stock Purchase Plan	Management	Against	Against
7	Consider and vote upon a proposal to adjourn the special meeting to another date	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Credit Opportunities Corp.

By:	/s/ Michael C. Forman
Name: Michael C. Forman
Title: President and Chief Executive Officer
Date: August 31, 2022